INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

INCOME TAXES

Income tax expense differs from the amount of income tax determined by applying the United States statutory federal income tax rate of 35% to pre-tax income due to the following:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Federal Income Tax Expenses at Statutory Rate	$56	$52	$37
State Income Tax Espense, Net of Federal Deduction	7	7	5
Federal/State Tax Credits	(5)	(2)	(1)
Allowance for Equity Funds Used During Construction	(2)	(1)	(1)

Deferred Tax Asset Valuation Allowance	$—	2	—
Investment Tax Credit Basis Adjustment – Creation of Regulatory Asset	—	(11)	—
Other	2	1	(1)

Total Federal and State Income Tax Expense	$58	$48	$39

Investment Tax Credit Basis Adjustment - Creation of Regulatory Asset

Renewable energy assets are eligible for investment tax credits. We reduce the income tax basis of those qualifying assets by half of the related investment tax credit. Historically, the difference between the income tax basis of the assets and the book basis under GAAP was recorded as a deferred tax liability with an offsetting charge to income tax expense in the year the qualifying asset was placed in service. In June 2013, we recorded a regulatory asset and corresponding reduction of income tax expense of $11 million to recover previously recorded income tax expense through future rates as a result of the 2013 TEP Rate Order. The regulatory asset will be amortized as income tax expense as the qualifying assets are depreciated.

Income tax expense included in the income statements consists of the following:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Current Tax Expense (Benefit):
Federal	$(1)	$(8)	$(4)
State	—	(2)	(2)
Total Current Tax Expense (Benefit)	(1)	(10)	(6)

Federal	$54	47	38
Federal Investment Tax Credits	(4)	(1)	—
State	9	12	7

Total Deferred Tax Expense (Benefit)	59	58	45

Total Federal and State Income Tax Expense	$58	$48	$39

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
	2014	2013
	Millions of Dollars
Gross Deferred Income Tax Assets:
Capital Lease Obligations	$96	$127
Net Operating Loss Carryforwards	187	104
Customer Advances and Contributions in Aid of Construction	19	19

Alternative Minimum Tax Credit	24	24
Accrued Postretirement Benefits	23	23
Emission Allowance Inventory	10	10
Investment Tax Credit Carryforward	31	6
Other	54	38

Total Gross Deferred Income Tax Assets	444	351
Deferred Tax Assets Valuation Allowance	(2)	(2)

Gross Defined Income Tax Liabilities:
Plant - Net	(699)	(615)
Capital Lease Assets - Net	(74)	(47)
Pensions	(27)	(22)
PPFAC	(8)	(2)
Other	(24)	(20)

Total Gross Deferred Income Tax Liabilities	(832)	(706)

Net Deferred Income Tax Liabilities	$(390)	$357)

The net deferred income tax liability on the balance sheets is as follows:

	December 31,
	2014	2013
	Millions of Dollars
Deferred Income Taxes – Current Assets	$102	$71
Deferred Income Taxes – Noncurrent Liabilities	$(492)	$(428)

Net Deferred Income Tax Liability	$(390)	$(357)

TEP has recorded a $2 million valuation allowance against state tax credit carryforwad deferred tax assets at December 31, 2014. Management believes TEP will not produce sufficient taxable income to use all state tax credits before they expire.

As of December 31, 2014, TEP had the following carryforward amounts:

	Amount	Expiring Year
	Millions of Dollars
Federal Net Operating Loss	$507	2031-34
State Net Operating Loss	237	2016-34
State Credits	8	2016-19
Alternative Minimum Tax Credit	24	None
Investment Tax Credits	31	2032-34

Uncertain Tax Positions

A reconciliation of the beginning and ending balances of unrecognized tax benefits follows:

	December 31,
	2014	2013
	Millions of Dollars
Unrecognized Tax Benefits, Beginning of Year	$2	$23
Additions Based on Tax Positions Taken in the Current Year	2	1
Reductions of Positions from Prior Year Based on Tax Authority Ruling	—	(22)

Unrecognized Tax Benefits, End of Year	$4	$2

Unrecognized tax benefits, if recognized, would not reduce income tax expense at December 31, 2013 and December 31, 2014. TEP recognized a $1 million reduction to interest expense in 2013 and no reduction in 2014. TEP had no interest payable balances at December 31, 2014 and December 31, 2013. We have no penalties accrued in the years presented.

In February 2013, we received a favorable ruling from the Internal Revenue Service (IRS) allowing us to deduct up-front incentive payments to customers who install renewable energy resources. These customers transfer environmental attributes or RECs associated with their renewable installations to us over the expected life of the contract for an up-front incentive payment based on the generating capacity of their installation. As a result of the IRS ruling in the first quarter of 2013, TEP reduced unrecognized tax benefits by $22 million. The changes in tax benefits primarily affected the balance sheets.

TEP has been audited by the IRS through tax year 2010. TEP is not currently under audit by any state tax agencies. The balance in unrecognized tax benefits could change in the next 12 months as a result of IRS audits, but we are unable to determine the amount of change.

Tangible Property Regulations

In September 2013, the U.S. Treasury Department released final income tax regulations on the deduction and capitalization of expenditures related to tangible property. These final regulations apply to tax years beginning on or after January 1, 2014. Several of the provisions within the regulations will require a tax accounting method change to be filed with the IRS resulting in a cumulative effect adjustment. The adoption of these regulations by TEP resulted in a $22 million increase to plant-related deferred tax liabilities and net operating loss deferred tax assets at December 31, 2014.